SCHEDULE OF LOANS RECEIVABLE (Details) (Parenthetical) ¥ in Millions							12 Months Ended
	Oct. 30, 2026 USD ($)	Dec. 26, 2025 USD ($)	Oct. 30, 2025 USD ($)	Oct. 17, 2025 USD ($)	Nov. 14, 2024 USD ($)	Oct. 28, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 26, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Nov. 18, 2024 USD ($)
Short-Term Debt [Line Items]
Loan receivable			$ 2,192,000				$ 234,000
Well Fancy Development LTD [Member]
Short-Term Debt [Line Items]
Loan amount						$ 283,050
Interest rate						5.00%
Well Fancy Development LTD [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Loan receivable	$ 221,050
Well Fancy Development LTD [Member] | Yufengyuan [Member]
Short-Term Debt [Line Items]
Principal payment									$ 62,000
Hamasen International Consultancy Limited [Member]
Short-Term Debt [Line Items]
Loan amount						$ 600,000
Interest rate						5.00%
Hamasen International Consultancy Limited [Member] | Youbiqi [Member]
Short-Term Debt [Line Items]
Principal payment									132,000
Libra Appraisal Limited [Member]
Short-Term Debt [Line Items]
Loan amount						$ 500,000
Interest rate						5.00%
Libra Appraisal Limited [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Loan receivable	468,000
Libra Appraisal Limited [Member] | Youbiqi [Member]
Short-Term Debt [Line Items]
Principal payment									100,000
Youbiqi [Member]
Short-Term Debt [Line Items]
Repaid loan							$ 3,060,000
Youbiqi [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Loan receivable	$ 400,000
Giant Image Limited [Member]
Short-Term Debt [Line Items]
Loan amount						$ 2,000,000				$ 832,000
Interest rate						5.00%
Repaid loan						$ 2,000,000
Repaid loan				$ 832,000
Terms						October 17, 2025
Giant Image Limited [Member] | Youbiqi [Member]
Short-Term Debt [Line Items]
Principal payment									640,000
Oic Corporate Services Limited [Member]
Short-Term Debt [Line Items]
Loan amount					$ 300,000
Interest rate					5.00%
Oic Corporate Services Limited [Member] | Yufengyuan [Member]
Short-Term Debt [Line Items]
Principal payment									$ 66,000
Jiangy in Huiheng Investment Co LTD [Member]
Short-Term Debt [Line Items]
Loan amount		$ 29,877,077,000,000						¥ 210
Interest rate		5.00%